Net Loss Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended						72 Months Ended	81 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Sep. 30, 2013
Basic and diluted net loss per common share calculation:
Net loss												$ (30,757)	$ (10,731)	$ (14,562)	$ (18,633)	$ (18,948)	$ (13,514)	$ (20,556)	$ (14,417)	$ (100,630)	$ (131,387)
Accretion of preferred stock dividends												(5,891)	(5,288)	(7,063)	(6,838)					(27,155)	(33,046)
Net loss attributable to common stockholders	$ (18,424)	$ (11,863)	$ (6,361)	$ (5,606)	$ (5,928)	$ (5,326)	$ (4,765)	$ (6,052)	$ (6,765)	$ (6,441)	$ (6,213)	$ (36,648)	$ (16,019)	$ (21,625)	$ (25,471)					$ (127,785)	$ (164,433)
Weighted average common shares outstanding												1,579	1,447	1,452	1,394
Net loss per share of common stock - basic and diluted (in dollars per share)	$ (10.26)	$ (8.07)	$ (4.33)	$ (3.82)	$ (4.07)	$ (3.68)	$ (3.31)	$ (4.27)	$ (4.81)	$ (4.65)	$ (4.56)	$ (23.21)	$ (11.07)	$ (14.89)	$ (18.27)
Anti-dilutive securities
Total (in shares)												2,721	17,892	18,102	17,233
Redeemable convertible preferred stock
Anti-dilutive securities
Total (in shares)													16,513	16,663	16,064
Stock options
Anti-dilutive securities
Total (in shares)												2,620	1,301	1,344	1,113
Warrants
Anti-dilutive securities
Total (in shares)												101	78	95	38